Common Shares (Details Textual)				1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 23, 2015 $ / shares	Jun. 16, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Jun. 18, 2016	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Jun. 13, 2016 USD ($) shares	Mar. 15, 2016 USD ($) shares	Jan. 14, 2016 $ / shares	Nov. 20, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Common Stock, Value, Issued	$ 287,000						$ 753,000	$ 287,000					$ 150,000,000
Class of Warrant or Right, Reason for Issuing to Nonemployees						The Rights Plan was intended to protect stockholders’ rights in the event of an unsolicited takeover attempt. It was not intended to prevent a takeover of the Company on terms that were favorable and fair to all shareholders and would not have interfered with a merger approved by the Board.
Below required Share Threshold Amount | $ / shares		$ 1.00
Current Fiscal Year End Date							--12-31
Entity Common Stock, Shares Outstanding | shares							75,298,676
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01		$ 0.01				$ 0.01	$ 0.01					$ 0.01
Common Stock, Shares, Issued | shares	28,686,561		12,745,833	391,250			75,298,676	28,686,561					3,333,333
Additional Paid in Capital	$ 1,567,905,000						$ 1,714,358,000	$ 1,567,905,000
Common Stock, Shares Authorized | shares	56,250,000						112,500,000	56,250,000
Equity Common Stock, Shares outstanding prior to reverse stock split | shares	344,239,098							344,239,098
Common Stock, Shares, Outstanding | shares	28,686,561						75,298,676	28,686,561
Days average closing common shares price trading under the threshold consecutive		30 days
Number of vessels owned							42
Shares Issued, Price Per Share | $ / shares			$ 18	$ 117.00			$ 3
Proceeds from Issuance of Common Stock			$ 218,600,000	$ 42,360,000			$ 128,112,000	$ 217,997,000	$ 187,615,000
Stock Issued During Period, Value, Issued for Services							198,000	$ 2,380,000	$ 500,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	12
Scorpio Services Holding Limited
Common Stock, Value, Issued			$ 15,000,000							$ 16,000,000	$ 15,000,000		$ 15,000,000
Common Stock, Shares, Issued | shares			833,333							5,250,000	5,000,000		333,333
Proceeds from Issuance of Common Stock							$ 10,300,000
Stock Issued During Period, Shares, Issued for Services | shares							51,679	111,725	4,366
Stock Issued During Period, Value, Issued for Services					$ 500,000		$ 200,000	$ 2,400,000
Kamsarmax
Number of vessels owned							16
Year Built 2014 | Scorpio Services Holding Limited
Number of vessels owned								28
Year Built 2014 | Kamsarmax | Scorpio Services Holding Limited
Number of vessels owned							2
Number of vessels sold								20
Additional Paid-in Capital
Additional Paid in Capital	$ 1,567,905,000						$ 1,714,358,000	$ 1,567,905,000	$ 1,321,057,000
Stock Issued During Period, Value, Issued for Services							$ 198,000	$ 2,367,000	$ 499,000
Common Stock [Member]
Common Stock, Shares, Outstanding | shares	28,686,561						75,298,676	28,686,561	15,024,974					11,116,994
Stock Issued During Period, Shares, New Issues | shares							44,000,000.0	11,083,333	391,250
Stock Issued During Period, Shares, Issued for Services | shares							51,679	111,725	4,366
Stock Issued During Period, Value, Issued for Services							$ 0	$ 13,000	$ 1,000
one-one thousandth of a share of preferred stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 50.00
One right for each outstanding share of common stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 1.00